Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig UDW" or "Group"). Ocean Rig UDW was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. The Company was established by DryShips Inc. ("DryShips" or "the Parent") for the purpose of being the holding company of its drilling segment. DryShips is currently impacted by the prolonged downturn in the drybulk charter market. The Company, in the preparation of its consolidated financial statements, has considered its relationship to its Parent and any impact its Parent's financial condition might have on its own consolidated financial statements. Based on its assessment, the Company has concluded that there is no impact on the basis of preparation of its consolidated financial statements.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2012, filed with the SEC on March 22, 2013.

Prior period amounts related to consultancy fees have been reclassified in the Statement of operations from "Interest and finance costs" to "General and administrative expenses" in order to conform to the current year presentation.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2013, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013.